Significant and Critical Accounting Policies and Practices (Details 2) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Loss Per Share [Line Items]
Common stock equivalents, total	145,543,971	69,621,699	112,123,487
Series A Preferred Stock [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	23,135,935	21,654,614	19,256,707
Series B Preferred stock [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	4,697,906	4,431,987	4,092,893
Convertible notes [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	28,015,838	2,929,127	17,749,990
Convertible notes - related party [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	10,027,507	250,000	7,080,128
Options [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	17,649,990	17,549,990	17,749,990
Warrants [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	62,016,795	22,805,981	46,193,779